Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 01, 2023	Feb. 09, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales and marketing			$ 5,197,000	$ 13,989,000	$ 18,060,000	$ 36,127,000	$ 46,857,000	$ 50,405,000
Advertising and marketing costs							10,800,000	16,000,000
Uncertain tax positions for which reserves would be required			$ 0	$ 0	$ 0	0	0	0
Proceeds from revenue interest financing						$ 40,000,000	40,000,000
Revenue Interest Financing Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from revenue interest financing	$ 40,000,000
Shipping and Logistics
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales and marketing							3,300,000	3,600,000
Other Long-Term Assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Deferred offering costs							$ 0	$ 2,300,000
New Allurion | Revenue Interest Financing Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Proceeds from revenue interest financing	$ 40,000,000
ASU 2016-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle accounting standards update adopted							true
Change in accounting principle accounting standards update adoption date							Jan. 01, 2023
Change in accounting principle accounting standards update immaterial effect							true
ASU 2020-06
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Change in accounting principle accounting standards update adopted			true		true
Change in accounting principle accounting standards update adoption date			Jan. 01, 2024		Jan. 01, 2024
Change in accounting principle accounting standards update immaterial effect			true		true
Total Revenue | Customer Concentration Risk | Customers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk, percentage			10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Accounts Receivable | Customer Concentration Risk | Customers
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Concentration risk, percentage					10.00%		10.00%	10.00%
Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Earn-out shares receivable	9,000,000
Maximum | Revenue Interest Financing Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of annual net sales		6.00%
Remittance of revenue interest payments percentage		10.00%
Additional revenue interest		$ 7,500,000
Maximum | New Allurion | Revenue Interest Financing Agreement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of annual net sales		6.00%
Remittance of revenue interest payments percentage		10.00%